YieldMax MSTR Option Income Strategy ETF
Schedule of Investments
January 31, 2025 (Unaudited)

PURCHASED OPTIONS - 6.9% (a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 6.9%			$–
MicroStrategy, Inc. (a)(b)		–	$–
Expiration: 02/07/2025; Exercise Price: $455.00	$502,185,000	15,000	$952,500
Expiration: 02/07/2025; Exercise Price: $425.00	318,050,500	9,500	883,500
Expiration: 02/07/2025; Exercise Price: $450.00	428,531,200	12,800	870,400
Expiration: 02/07/2025; Exercise Price: $457.50	334,790,000	10,000	620,000
Expiration: 02/07/2025; Exercise Price: $460.00	251,092,500	7,500	453,750
Expiration: 02/21/2025; Exercise Price: $315.00	855,388,450	25,550	97,153,875
Expiration: 02/21/2025; Exercise Price: $390.00	979,260,750	29,250	33,418,125
TOTAL PURCHASED OPTIONS (Cost $314,567,706)			134,352,150

U.S. TREASURY SECURITIES - 4.2%		Par
United States Treasury Note/Bond
2.63%, 04/15/2025 (d)		$27,080,000	26,991,190
3.00%, 07/15/2025 (d)		27,141,000	26,987,323
3.88%, 01/15/2026 (d)		27,061,000	26,975,746
TOTAL U.S. TREASURY SECURITIES (Cost $81,003,627)			80,954,259

SHORT-TERM INVESTMENTS - 13.2%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 4.32% (e)		28,840,631	28,840,631

U.S. Treasury Bills - 11.7%		Par
4.23%, 02/13/2025 (d)(f)		$76,472,000	76,381,774
4.25%, 03/11/2025 (d)(f)		76,721,000	76,397,046
4.17%, 05/15/2025 (d)(f)		77,418,000	76,510,102
Total U.S. Treasury Bills			229,288,922
TOTAL SHORT-TERM INVESTMENTS (Cost $258,091,167)			258,129,553

TOTAL INVESTMENTS - 24.3% (Cost $653,662,500)			473,435,962
Other Assets in Excess of Liabilities - 75.7%			1,476,813,991
TOTAL NET ASSETS - 100.0%			$1,950,249,953
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	All or a portion of security has been pledged to the broker in connection with options as of January 31, 2025.
(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(f)	The rate shown is the annualized effective yield as of January 31, 2025.

YieldMax MSTR Option Income Strategy ETF
Schedule of Written Options
January 31, 2025 (Unaudited)

WRITTEN OPTIONS - (13.5)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (1.3)%
MicroStrategy, Inc.
Expiration: 02/07/2025; Exercise Price: $375.00	$(294,280,410)	(8,790)	$(3,384,150)
Expiration: 02/07/2025; Exercise Price: $372.50	(720,133,290)	(21,510)	(9,303,075)
Expiration: 02/07/2025; Exercise Price: $370.00	(502,185,000)	(15,000)	(6,975,000)
Expiration: 02/07/2025; Exercise Price: $365.00	(318,050,500)	(9,500)	(5,367,500)
Total Call Options			(25,029,725)

Put Options - (12.2)%
MicroStrategy, Inc.
Expiration: 02/21/2025; Exercise Price: $315.01	(855,388,450)	(25,550)	(45,434,883)
Expiration: 02/21/2025; Exercise Price: $390.01	(979,260,750)	(29,250)	(192,829,376)
Total Put Options			(238,264,259)
TOTAL WRITTEN OPTIONS (Premiums received $326,914,056)			$(263,293,984)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

YieldMax MSTR Option Income Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$134,352,150	$–	$134,352,150
U.S. Treasury Securities	–	80,954,259	–	80,954,259
Money Market Funds	28,840,631	–	–	28,840,631
U.S. Treasury Bills	–	229,288,922	–	229,288,922
Total Investments	$28,840,631	$444,595,331	$–	$473,435,962

Liabilities:
Investments:
Written Options	$–	$(263,293,984)	$–	$(263,293,984)
Total Investments	$–	$(263,293,984)	$–	$(263,293,984)